Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long Term Debt

6.	Long Term Debt
The following table summarizes information relating to our long-term debt, (in thousands):

	June 30, 2021
	(Unaudited)
	Principal	Fair Value Adjustment	Net
3.00% – 2020 Convertible Notes	$21,281	$14,933	$36,214
8.00% – 2020 Convertible Notes	8,000	9,038	17,038
2020 Term Facility Loan	33,949	6,021	39,970
5.00% – $50.0 Million Convertible Notes	10,274	946	11,220
5.00% – $25.0 Million Convertible Notes	25,000	18,070	43,070
5.00% – $30.0 Million Convertible Notes	30,000	16,816	46,816
Total long-term debt	$128,504	$65,824	$194,328
Less: current portion of long-term debt	—	—	—
Long-term debt, net of current portion	$128,504	$65,824	$194,328

	December 31, 2020
	Principal	Fair Value Adjustment	Net

3.00% – 2020 Convertible Notes	$21,281	$10,825	$32,106
8.00% – 2020 Convertible Notes	8,000	6,789	14,789
2020 Term Facility Loan	22,500	2,549	25,049
Paycheck Protection Program	2,860	—	2,860

Total long-term debt	$54,641	$20,163	$74,804
Less: current portion of long-term debt	—	—	—

Long-term debt, net of current portion	$54,641	$20,163	$74,804

Future minimum payments under the debt agreements as of June 30, 2021 are as follows (in thousands):

Convertible Notes
2021 (for the remaining period)	$—
2022	—
2023	—
2024	—
2025	114,179
Thereafter	50,274

Total future minimum payments	$164,453
Less: current portion of debt principal	—

Non-current portion of debt principal	$164,453

3.00% – 2020 Convertible Notes
The discussion on the 3.00% – 2020 Convertible Notes is fully described in Note 7 of the “Notes to Consolidated Financial Statements” included in the Rockley Photonics Holdings Limited’s Registration Statement on Form
S-4
(File
No. 333-255019),
filed with Securities and Exchange Commission (SEC) on May 28, 2021.
We accrued unpaid interest of $0.1 million and $0.3 million in the three and six months ended June 30, 2021, respectively. The accrued unpaid interest for the three and six months ended June 30, 2020 was immaterial.
For the three and six months ended June 30, 2021, we recorded a loss of $1.1 million and $4.1 million, respectively in the condensed consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments. See Note 4, Fair Value Measurements for information about the assumptions used to measure the fair value of the 3.00% Convertible Notes as of June 30, 2021.
8.00% – 2020 Convertible Notes
The discussion on the 8.00% Convertible Notes is fully described in Note 7 of the “Notes to Consolidated Financial Statements” included in the Rockley Photonics Holdings Limited’s Registration Statement on Form
S-4
(File
No. 333-255019),
filed with Securities and Exchange Commission (SEC) on May 28, 2021.
We accrued unpaid interest of $0.2 million and $0.3 million in the thr
e
e and six months ended June 30, 2021, respectively. We accrued unpaid interest of $0.1 million and $0.2 million for the three and six months ended June 30, 2020, respectively.
For the three and six months ended June 30, 2021, we recorded a loss of $0.5 million and $2.2 million, respectively in the condensed consolidated statements of operations and comprehensive loss under Change in
Fair Value of Debt Instruments. See Note 4, Fair Value Measurements for information about the assumptions used to measure the fair value of 8.00% Convertible Notes as of June 30, 2021.
2020 Term Facility Loan
The discussion on the 2020 Term Facility Loan is fully described in Note 7 of the “Notes to Consolidated Financial Statements” included in the Rockley Photonics Holdings Limited’s Registration Statement on Form
S-4
(File
No. 333-255019),
filed with Securities and Exchange Commission (SEC) on May 28, 2021.
The Company paid interest of $0.2 million and $0.3 million in the three and six months ended June 30, 2021, respectively. As of June 30, 2021, the total amount borrowed was $33.9 million.
For the three and six months ended June 30, 2021, we recorded a loss of $1.2 million and $14.9 million, respectively in the condensed consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments. See Note 4, Fair Value Measurements for information about the assumptions used to measure the fair value of 2020 Term Facility Loan as of June 30, 2021.
On May 25, 2021, we entered into an amendment to the 2020 Term Facility Loan which modified the payment and maturity terms such that
30
% of the outstanding principal was converted to Ordinary Shares of Rockley Photonics Holdings Limited at the closing of a business combination and merger with a SPAC and the remaining 70% will be repaid on or before August 31, 2022.
5.00% – $50.0 Million Convertible Notes
On January 11, 2021, we issued convertible loan notes for an aggregate principal amount of $50.0 million. The 5.00% – $50.0 Million Convertible Notes mature on the fifth anniversary date of the instrument and bear interest at a rate of 5.0% per annum. The 5.00% – $50.0 Million Convertible Notes contain no financial covenants. We accrued unpaid interest of $0.1 million and $0.3 million in the three and six months ended June 30, 2021, respectively. As of June 30, 2021, the total amount borrowed was $10.3 million. The 5.00% – $50.0 Million Convertible Notes are convertible as follows:
(a)    In the event of a qualified financing even with total proceeds raised not less than $25.0 million, the outstanding principal amount and any unpaid accrued interest shall automatically convert into the most senior class of share at a conversion price being lower of 15% discount to the per share subscription price of the equity shares or the price obtained by diving $1,500.0 million by fully diluted share capital of the Company at the date of conversion;
(b)    At an exit event, redeem the outstanding principal amount and any unpaid accrued interest on the original principal or convert the outstanding principal amount of all notes and any unpaid accrued interest into the most senior class of share of the Company at a conversion price equal to the lower of 15% discount to the price per share and the price obtained by dividing $1,500.0 million by fully diluted share capital of the Company at the date of conversion;
(c)    At the maturity date, convert into the most senior class of shares at a conversion price by dividing $1,500.0 million by fully diluted share capital of the Company at the date of conversion.
We elected to account for the 5.00% – $50.0 Million Convertible Notes at fair value as of the issuance date. Management believes that the fair value option better reflects the underlying economics of the 5.0% – $50.0 Million Convertible Notes. Under the fair value election, changes in fair value are reported in the condensed consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments. For the three and six months ended June 30, 2021, we recorded a loss of $0.3 million and $0.9 million, respectively. See Note 4, Fair Value Measurements for information about the assumptions we used to measure the fair value of the 5.00% – $50.0 Million Convertible Notes.

5.00% – $25.0 Million Convertible Notes
On December 31, 2020, we issued convertible loan notes in an aggregate principal amount of $25.0 million. The 5.00% – $25.0 Million Convertible Notes mature on the fifth anniversary date of the instrument and bear interest at a rate of 5.0% per annum. The 5.00% – $25.0 Million Convertible Notes contain no financial covenants. We accrued unpaid interest of $0.3 million and $0.6 million in the three and six months ended June 30, 2021. The 5.00% – $25.0 Million Convertible Notes were convertible as follows:
(a)    In an equity qualified financing event with total proceeds raised not less than $25.0 million, the outstanding principal amount and any unpaid accrued interest shall automatically convert into the most senior class of share at a conversion price being lower of 25% discount to the per share subscription price of the equity shares or the price obtained by diving $800.0 million by fully diluted share capital of the Company at the date of conversion;
(b)    At an exit event, redeem the outstanding notes for an amount equal to 100% of the outstanding principal plus accrued interest or convert the outstanding principal amount into the most senior class of share of the Company, at a conversion price equal to the lower of 25% discount to the price per share and the price obtained by dividing $800.0 million by fully diluted share capital of the Company at the date of conversion; or
(c)    At the maturity date, convert into the most senior class of shares at a conversion price by dividing $675.0 million by the number of issued shares in the capital of the Company on a fully diluted basis or repay the amount equal to 100% of the outstanding principal amount plus any accrued interest.
We elected to account for the 5.00% – $25.0 Million Convertible Notes at fair value as of the issuance date. Management believes that the fair value option better reflects the underlying economics of the 5.00% – $25.0 Million Convertible Notes. Under the fair value election, changes in fair value are reported in the condensed consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments. For the three and six months ended June 30, 2021, we recorded a loss of $1.3 million and $5.5 million, respectively. See Note 4, Fair Value Measurements for information about the assumptions we used to measure the fair value of 5.00% – $25.0 Million Convertible Notes.
In conjunction with the 5.00% – $25.0 Million Convertible Notes, we also issued the holder 278,775 warrants (“5.0% Investor Warrants”) which are convertible into Ordinary Shares of the Company. The warrants have an exercise price of $0.00001 per share and will only become exercisable upon the specified conversion event. The number of shares that the warrants will convert into varies depending on the type of conversion event. The value of the warrants is embedded within the 5.00% – $25.0 Million Convertible Notes.
5.00% – $30.0 Million Convertible Notes
On January 11, 2021, we issued convertible loan notes in an aggregate principal amount of $30.0 million (the “5.00% – $30.0 Million Convertible Notes”). The 5.00% – $30.0 Million Convertible Notes mature on the fifth anniversary date of the instrument and bear interest at a rate of 5.0% per annum. The 5.00% – $30.0 Million Convertible Notes contain no financial covenants. We accrued unpaid interest of $0.4 million and $0.7 million in the three and six months ended June 30, 2021, respectively. The 5.00% – $30.0 Million Convertible Notes were convertible as follows:
(a)    In an equity qualified financing event with total proceeds raised not less than $25.0 million, the outstanding principal amount and any unpaid accrued interest shall automatically convert into the most senior class of share at a conversion price being lower of 25% discount to the per share subscription price of the equity shares or the price obtained by diving $800.0 million by fully diluted share capital of the Company at the date of conversion;
(b)    At an exit event, redeem the outstanding notes for an amount equal to the outstanding principal plus any unpaid accrued interest or convert the outstanding principal amount of all notes and any unpaid accrued interest into the most senior class of share of the Company, at a conversion price equal to the lower of a 25% discount to the price per share and the price obtained by dividing $800.0 million by fully diluted share capital of the Company at the date of conversion; or
(c)    At the maturity date, convert into the most senior class of shares at a conversion price by dividing $800.0 million by fully diluted share capital of the Company at the date of conversion.
We elected to account for the 5.00% – $30.0 Million Convertible Notes at fair value as of the issuance date. Management believes that the fair value option better reflects the underlying economics of the 5.00% – $30.0 Million Convertible Notes. Under the fair value election, changes in fair value are reported in the condensed consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments. For the three and six months ended June 30, 2021, we recorded a loss of $1.4 million and $8.4 million, respective. See Note 4, Fair Value Measurements for information about the assumptions we used to measure the fair value of the 5.00% – $30.0 Million Convertible Notes.
Paycheck Protection Program
The discussion on paycheck protection program is fully described in Note 7 of the “Notes to Consolidated Financial Statements” included in the Rockley Photonics Holdings Limited’s Registration Statement on Form
S-4
(File
No. 333-255019),
filed with Securities and Exchange Commission (SEC) on May 28, 2021.
During June 2021, the $2.9 million of borrowings outstanding under the Paycheck Protection Program (“PPP”) Loan was forgiven in full. Forgiveness income is recorded as a component of other income, net in the condensed consolidated statements of operations and comprehensive loss.

7.	Long Term Debt
The following table summarizes information relating to our long-term debt, (in thousands):

	December 31, 2020
	Principal	Fair Value Adjustment	Net
3.0% – 2020 Convertible Notes	$21,281	$10,825	$32,106
8.00% – 2020 Convertible Notes	8,000	6,789	14,789
2020 Term Facility Loan	22,500	2,549	25,049
Paycheck Protection Program	2,860	—	2,860

Total long-term debt	$54,641	$20,163	$74,804
Less: current portion of long-term debt	—	—	—

Long-term debt, net of current portion	$54,641	$20,163	$74,804

Future minimum payments under the debt agreements as of December 31, 2020 are as follows (in thousands):

Convertible Notes
Year Ending December 31:
2021	$—
2022	—
2023	—
2024	—
2025	66,281
Thereafter	10,000

Total future minimum payments	$76,281
Less: current portion of debt principal	—

Non-current portion of debt principal	$76,281

January 2017 Term Loan and May 2017 Term Loan
On January 27, 2017, we secured a term loan of $5.0 million from Silicon Valley Bank (“January 2017 Term Loan”). The January 2017 Term Loan matured on March 31, 2020, with an interest only period through March 31, 2017 preceding the
36-month
term. Interest is accrued on the outstanding balance of the loan at a variable rate based on Wall Street Prime Rate plus 5.50% and had an interest floor of 9.00%. There were no financial covenants included in the January 2017 Term Loan.
On May 26, 2017, we secured a new term loan for $10.0 million of which $5.0 million was provided by Silicon Valley Bank and €4.5 million was provided by Kreos Capital (“May 2017 Term Loan”). The May 2017 Term Loan had a
thirty-six
month term and matured on June 1, 2020. Interest is accrued on the outstanding balance of the loan at a variable rate based on Wall Street Prime Rate plus 5.50% and has an interest floor of 9.00%. The interest rate was 11.0% as of December 31, 2019. There are no financial covenants included in the May 2017 Term Loan.
The $5.0 million received from Silicon Valley Bank under the May 2017 Term Loan was used to repay the January 2017 Term Loan and we received a waiver of the prepayment fee. The repayment of the January 2017 Term Loan was treated as a modification of debt. Therefore, additional fees paid to the creditor was reflected as additional debt discount and amortized over the remaining term using the interest method and has been fully amortized as of December 31, 2020 and was immaterial as of December 31, 2019.
Under the January 2017 Term Loan, Silicon Valley Bank and under the May 2017 Term Loan, Kreos Capital each received 52,050 warrants to purchase Ordinary Shares of the Company at an exercise price of $8.646 per warrant (“Bank Warrants”). The Silicon Valley Bank and Kreos Capital warrants expire on January 27, 2027 and May 26, 2027, respectively. See Note 11 for further discussion regarding warrants.
2019 Convertible Notes
During 2019, we issued convertible loan notes in an aggregate principal amount of $15.0 million (“2019 Convertible Notes”). The 2019 Convertible Notes mature on the second anniversary date of the instrument and bore interest at a rate of 8.0% per annum. The 2019 Convertible Notes were issued in two tranches—$6.7 million on March 5, 2019 and $8.3 million on March 27, 2019. The 2019 Convertible Notes were convertible as follows:

(a)
if in an equity financing raised total proceeds for the Company of not less than $10.0 million then the outstanding principal amount of all notes and any unpaid accrued interest shall automatically convert into the most senior class of share at a conversion price of $11.4384, equal to a 20% discount to the Series E issuance price of $14.298 per share; or

(b)
At an exit event, convert the outstanding principal amount of all notes and any unpaid accrued interest thereon into the most senior class of share of the Company, at a conversion price equal to the Series E issuance price of $14.298 per share.

(c)	At the maturity date, convert into the most senior class of share at a conversion price equal to the Series E issuance price of $14.298.
We elected to account for the 2019 Convertible Notes at fair value as of the issuance date. Management believes that the fair value option better reflects the underlying economics of the 2019 Convertible Notes, which contains embedded derivatives. Under the fair value election, changes in fair value are reported in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments.
On June 12, 2019, we received equity financing of $24.0 million, resulting in the automatic conversion of the 2019 Convertible Notes. Upon settlement, we recorded interest expense in the amount of $0.3 million for the amount that would have been accrued from the issuance date to the settlement date at annual rate of 8%, on the $15.0 million of principal under the terms of the 2019 Convertible Notes. To extinguish the 2019 Convertible Notes, 1,336,344 Ordinary Shares were issued. A loss of $3.0 million was generated on the extinguishment of the liability during the conversion based on the difference between the fair value of the shares at $13.65 and the conversion price of $11.44 and was recorded in statements of operations and comprehensive loss under change in fair value of debt instruments.
3.0% – 2020 Convertible Notes
On March 9, 2020, we issued convertible loan notes in an aggregate principal amount of $21.3 million (the “3.0% Convertible Notes”). The 3.0% Convertible Notes mature on the fifth anniversary date of the instrument and bear interest at a rate of 3.0% per annum. The 3.0% Convertible Notes contain no financial covenants. We accrued but unpaid interest of $0.3 million for the year ended December 31, 2020. The 3.0% Convertible Notes were issued in two tranches – $20.0 million on March 9, 2020 and $1.3 million on October 20, 2020. The 3.0% Convertible Notes were convertible as follows:

(a)
If in an equity financing raised total proceeds for the Company of not less than $10.0 million then the outstanding principal amount of all notes and any unpaid accrued interest shall automatically convert into the most senior class of equity share at a conversion price of $14.298 per share; or

(b)
if an equity financing is not raised for the Company, then the outstanding principal amount of all notes and any unpaid accrued interest may convert into the most senior class of share at a conversion price of $14.298 per share.

(c)
At an exit event, redeem the outstanding notes for an amount equal to the outstanding principal plus accrued interests or convert the outstanding principal amount of all notes and any unpaid accrued interest thereon into the most senior class of share of the Company, at a conversion price equal to the issuance price of $14.298 per share.

(d)	At the maturity date, convert into the most senior class of shares at a conversion price equal to the issuance price of $14.298 per share.
We elected to account for the 3.0% Convertible Notes at fair value as of the issuance date. Management believes that the fair value option better reflects the underlying economics of the 3.0% Convertible Notes. Under the fair value election, changes in fair value are reported in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments. For the year ended December 31, 2020, we recorded a loss of $10.8 million which is shown as Fair Value Adjustment in the table at the beginning of this Note 7. See Note 5, Fair Value Measurements for information about the assumptions we used to measure the fair value of the 3.0% Convertible Notes.
8.00% – 2020 Convertible Notes
On February 19, 2020, we issued convertible loan notes to our board member in an aggregate principal amount of $8.0 million (the “8.0% Convertible Notes”). The 8.0% Convertible Notes mature on the seventh anniversary date of the instrument and bear interest at a rate of 8.0% per annum. The 8.0% Convertible Notes contain no financial covenants. We accrued but unpaid interest of $0.6 million for the year ended December 31, 2020. The 8.0% Convertible Notes were convertible as follows:

(a)
In the event of an equity financing, the outstanding principal amount of all notes and any unpaid accrued interest shall automatically convert into the most senior class of share at a conversion price being the lower of 14.298 per share or a discounted subscription price of the equity shares; or

(b)
At an exit event, convert the outstanding principal amount of all notes and any unpaid accrued interest thereon into the most senior class of share of the Company, at a conversion price, equal to a 25% discount to the Series E issuance price of $14.298 per share.

(c)	At the maturity date, convert into the most senior class of equity share at a conversion price of $14.298.
We elected to account for the 8.0% Convertible Notes at fair value as of the issuance date. Management believes that the fair value option better reflects the underlying economics of the 8.0% Convertible Notes. Under the fair value election, changes in fair value are reported in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments. For the year ended December 31, 2020, we recorded a loss of $6.8 million which is shown as Fair Value Adjustment in the table at the beginning of this Note 7. See Note 5, Fair Value Measurements for information about the assumptions we used to measure the fair value of 8.0% Convertible Notes.
In conjunction with the 8.0% Convertible Notes, we also issued the holder warrants (“Investor Warrants”) which are convertible into Ordinary Shares of the Company. The warrants have an exercise price of $0.00001 per share and will only become exercisable if we fail to achieve certain revenue and contribution margin targets in 2021 and 2022. The number of shares that the warrants will convert into varies according to the proportion of the revenue and contribution targets ultimately achieved. The value of the warrants is embedded within the 8.0% Convertible Notes.
2020 Term Facility Loan
On September 29, 2020, we secured a term facility loan of $35.0 million from Argentum (“2020 Term Facility Loan”). The 2020 Term Facility Loan matures on March 29, 2025 and bears interest at a rate of 2.0% per annum. The 2020 Term Facility Loan has no financial covenants. We may extend the maturity date through the filing of an extension request up to an additional one year. The 2020 Term Facility Loan may be voluntarily prepaid in full (no partial repayments), plus the applicable repayment premium payable. The Company paid interest of $0.1 million for the year ended December 31, 2020.
The Company shall repay the aggregate amount of the loans utilized in full on the maturity date, subject to no Qualified Exit occurring at the time plus the applicable repayment premium payable. The Qualified Exit means: 1) qualified listing—a flotation or a public offering, the value of which is equal to or exceeds the free float value of $350.0 million; 2)
non-qualified
trade. As of December 31, 2020, the total amount borrowed was $22.5 million.
Upon any occurrence of a
non-qualified
trade sale or qualified listing, amounts due to Argentum will be discharged in full by way of conversion into our most senior class of shares.
We elected to account for the 2020 Term Facility Loan at fair value as of the issuance date. Management believes that the fair value option better reflects the underlying economics of the 2020 Term Facility Loan. Under the fair value election, changes in fair value are reported in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments. For the year ended December 31, 2020, we recorded a loss of $2.5 million which is shown as Fair Value Adjustment in the table at the beginning of this Note 7. See Note 5, Fair Value Measurements for information about the assumptions we used to measure the fair value of 2020 Term Facility Loan.
Paycheck Protection Program
On April 21, 2020, we received loan proceeds of approximately $2.9 million (“PPP Loan”) under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act, provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The PPP Loan and accrued interest are forgivable after twenty-four weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period.
The PPP Loan is evidenced by a promissory note, dated as of April 21, 2020 (the “Note”), between the Company, as Borrower, and Silicon Valley Bank, as Lender (the “Lender”). The interest rate on the Note is 1.0% per annum, with interest accruing on the unpaid principal balance computed on the basis of the actual number of days elapsed in a year of 360 days. No payments of principal or interest are due during the six-month
period beginning on the date of the Note (the “Deferral Period”). On December 8, 2020, we filed an application seeking forgiveness of the PPP Loan. On March 2, 2021, we received notification from the Lender that our loan forgiveness application has been submitted to Small Business Administration (“SBA”).
Beginning one month following expiration of the Deferral Period and continuing monthly until 24 months from the date of the Note (the “Maturity Date”), we are obligated to make monthly payments of principal and interest to the Lender with respect to any unforgiven portion of the Note, in such equal amounts required to fully amortize the principal amount outstanding on the Note as of the last day of the Deferral Period by the Maturity Date. We are permitted to prepay the Note at any time without payment of any premium. As of December 31, 2020, we had $2.9 million of borrowings outstanding under the PPP Loan, recorded under long term debt in the consolidated statements of operations and comprehensive loss.